Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events

Note 10 — Subsequent events

On August 15, 2023 the Company’s board of directors approved (i) the grant of aggregate amount of 60,000 options to several employees. The options have an exercise price of $0.96 per share and vest quarterly over 3 years starting August 15, 2023, and (ii) the grant of 9,000 options to an employee. The options have an exercise price of $0.96 per share and vest annually over 3 years starting August 15, 2023